LONG-TERM DEBT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 430,000,000
Credit Facility Cost	(6,139,000)	0	0
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	430,000,000
Maturity date	October 2017
Commitment fees paid	2,900,000
Undrawn amount	180,000,000
2005 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Commitment fees paid	2,900,000	1,900,000
Undrawn amount		270,000,000
2005 Revised Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000
Repayment obligation	$ 0
Term of Debt Instrument	5 years